Condensed Consolidated Statements of Stockholders' Deficiency - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Series B Convertible Preferred Stock [Member]
Balance beginning	$ 21,703	$ 21,703	$ 21,703	$ 21,703	$ 21,703	$ 21,703	$ 21,703	$ 21,703
Balance beginning, shares	37,500	37,500	37,500	37,500	37,500	37,500	37,500	37,500
Fair value of common stock options issued for services
Fair value of common stock options issued for services, shares
Fair value of common stock options issued in exchange for accrued compensation and accounts payable
Common stock issued related to extinguishment of convertible notes
Common stock issued related to extinguishment of convertible notes, shares
Sale of common stock units in private placement, net of escrow fees of $5,000
Sale of common stock units in private placement, net of escrow fees of $5,000, shares
Issuance of common stock units in exchange for note payable to officer
Issuance of common stock units in exchange for note payable to officer, shares
Fair value of warrants issued in connection issuance of units in exchange for note payable to officer
Issuance of common stock to patent counsel
Issuance of common stock to patent counsel, shares
Fair value of original issue discount associated with warrants issued with convertible notes
Issuances of Common Stock
Issuances of Common Stock, shares
Warrants issued with respect to convertible notes issued from January through March 2019
Common stock issued related to convertible notes
Common stock issued related to convertible notes, shares
Discounts associated with convertible note issuances from April through November 2019
Common stock issued as partial settlement of convertible notes issued from April through May 2019
Common stock issued as partial settlement of convertible notes issued from April through May 2019, shares
Note discounts
Net loss
Balance ending	$ 21,703	$ 21,703	$ 21,703	$ 21,703	$ 21,703	$ 21,703	$ 21,703	$ 21,703
Balance ending, shares	37,500	37,500	37,500	37,500	37,500	37,500	37,500	37,500
Common Stock [Member]
Balance beginning	$ 33,694	$ 4,175	$ 3,872	$ 3,872	$ 4,175	$ 3,872	$ 3,872	$ 3,065
Balance beginning, shares	33,693,853	4,175,072	3,872,076	3,872,076	4,175,072	3,872,076	3,872,076	3,065,261
Fair value of common stock options issued for services
Fair value of common stock options issued for services, shares
Fair value of common stock options issued in exchange for accrued compensation and accounts payable
Common stock issued related to extinguishment of convertible notes								$ 284
Common stock issued related to extinguishment of convertible notes, shares								284,358
Sale of common stock units in private placement, net of escrow fees of $5,000								$ 191
Sale of common stock units in private placement, net of escrow fees of $5,000, shares								191,194
Issuance of common stock units in exchange for note payable to officer								$ 48
Issuance of common stock units in exchange for note payable to officer, shares								47,620
Fair value of warrants issued in connection issuance of units in exchange for note payable to officer
Issuance of common stock to patent counsel								$ 284
Issuance of common stock to patent counsel, shares								283,643
Fair value of original issue discount associated with warrants issued with convertible notes
Issuances of Common Stock	$ 188,613	$ 29,519
Issuances of Common Stock, shares	188,613,528	29,518,781			538,913,987
Warrants issued with respect to convertible notes issued from January through March 2019
Common stock issued related to convertible notes							$ 17
Common stock issued related to convertible notes, shares							17,500
Discounts associated with convertible note issuances from April through November 2019
Common stock issued as partial settlement of convertible notes issued from April through May 2019							$ 286
Common stock issued as partial settlement of convertible notes issued from April through May 2019, shares							285,496
Note discounts
Net loss
Balance ending	$ 222,307	$ 33,694	$ 3,872	$ 3,872	$ 222,307	$ 3,872	$ 4,175	$ 3,872
Balance ending, shares	222,307,381	33,693,853	3,872,076	3,872,076	222,307,381	3,872,076	4,175,072	3,872,076
Additional Paid-in Capital [Member]
Balance beginning	$ 159,948,987	$ 159,038,388	$ 158,681,034	$ 158,635,222	$ 159,038,388	$ 158,635,222	$ 158,635,222	$ 157,422,110
Fair value of common stock options issued for services								29,248
Fair value of common stock options issued in exchange for accrued compensation and accounts payable								335,529
Common stock issued related to extinguishment of convertible notes								318,236
Sale of common stock units in private placement, net of escrow fees of $5,000								195,559
Issuance of common stock units in exchange for note payable to officer								49,952
Fair value of warrants issued in connection issuance of units in exchange for note payable to officer	90,000							49,975
Issuance of common stock to patent counsel								198,266
Fair value of original issue discount associated with warrants issued with convertible notes								36,347
Issuances of Common Stock	142,195	910,599
Warrants issued with respect to convertible notes issued from January through March 2019							45,812
Common stock issued related to convertible notes							3,316
Discounts associated with convertible note issuances from April through November 2019							329,019
Common stock issued as partial settlement of convertible notes issued from April through May 2019							25,019
Note discounts	90,000		87,950	45,812
Net loss
Balance ending	160,181,182	159,948,987	158,768,984	158,681,034	160,181,182	158,768,984	159,038,388	158,635,222
Accumulated Deficit [Member]
Balance beginning	(167,455,803)	(166,509,085)	(164,934,384)	(164,394,052)	(166,509,085)	(164,394,052)	(164,394,052)	(161,802,262)
Fair value of common stock options issued for services
Fair value of common stock options issued in exchange for accrued compensation and accounts payable
Common stock issued related to extinguishment of convertible notes
Sale of common stock units in private placement, net of escrow fees of $5,000
Issuance of common stock units in exchange for note payable to officer
Fair value of warrants issued in connection issuance of units in exchange for note payable to officer
Issuance of common stock to patent counsel
Fair value of original issue discount associated with warrants issued with convertible notes
Issuances of Common Stock
Warrants issued with respect to convertible notes issued from January through March 2019
Common stock issued related to convertible notes
Discounts associated with convertible note issuances from April through November 2019
Common stock issued as partial settlement of convertible notes issued from April through May 2019
Note discounts
Net loss	(816,137)	(946,718)	(477,213)				(2,115,033)	(2,591,790)
Balance ending	(168,271,940)	(167,455,803)	(165,411,597)	(164,934,384)	(168,271,940)	(165,411,597)	(166,509,085)	(164,394,052)
Balance beginning	(7,451,419)	(7,444,819)	(6,227,775)	(5,733,225)	$ (7,444,819)	(5,733,225)	(5,733,225)	(4,355,384)
Fair value of common stock options issued for services								29,248
Fair value of common stock options issued in exchange for accrued compensation and accounts payable								335,529
Common stock issued related to extinguishment of convertible notes								318,520
Common stock issued related to extinguishment of convertible notes, shares					55,578,263
Sale of common stock units in private placement, net of escrow fees of $5,000								195,750
Issuance of common stock units in exchange for note payable to officer								50,000
Fair value of warrants issued in connection issuance of units in exchange for note payable to officer	90,000							49,975
Issuance of common stock to patent counsel								198,550
Fair value of original issue discount associated with warrants issued with convertible notes								36,347
Issuances of Common Stock	330,808	940,118
Warrants issued with respect to convertible notes issued from January through March 2019							45,812
Common stock issued related to convertible notes							3,333
Discounts associated with convertible note issuances from April through November 2019							329,019
Common stock issued as partial settlement of convertible notes issued from April through May 2019							25,305
Note discounts	90,000		87,950	45,812
Net loss	(816,137)	(946,718)	(477,213)	(540,332)	$ (1,762,855)	(1,017,545)	(2,115,033)	(2,591,790)
Balance ending	$ (7,846,748)	$ (7,451,419)	$ (6,617,038)	$ (6,227,775)	$ (7,846,748)	$ (6,617,038)	$ (7,444,819)	$ (5,733,225)